INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 16:- Income Taxes

a.	Israeli taxation:

1.	Taxable income of Israeli companies is subject to tax at the rate of 24% in 2011, 25% in 2012, 25% in 2013 and 26.5% in 2014 and onwards.

On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists, among others, raising the Israeli corporate tax rate from 25% to 26.5% commencing January 1, 2014.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (“the Law"):

Certain production and development facilities of Formula's Israeli subsidiaries have been granted "Approved Enterprise" and "Privileged Enterprise" status pursuant to the Law, which provides certain tax benefits to its investment programs including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the benefit period of the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or liquidation.

For all the above referred to operations, the benefit periods under the Law have not yet commenced.

The entitlement to the above benefits is conditional upon the fulfillment of the conditions stipulated by the Law and related regulations (see below). Should any of Formula's Israeli subsidiaries fail to meet such requirements in the future, income attributable to the relevant entity's Approved Enterprise or Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate, and the entity could be required to refund a portion of the tax benefits already received with respect to such programs. As of December 31, 2013, management believes that Formula's Israeli subsidiaries are in compliance with all of the conditions required by the Investment Law.

Effective January 1, 2011, the Israeli Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Formula's Israeli subsidiaries entire preferred income. These subsidiaries will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2014 - 16%. As of December 31, 2013, none of Formula's Israeli subsidiaries has applied for this amendment. The profits of these “Industrial Companies” will be freely distributable as dividends, subject to a withholding tax of 20% (on distribution commencing January 1, 2014) or lower, under an applicable tax treaty. Certain “Special Industrial Companies” that meet more stringent criteria (significant investment, R&D or employment thresholds), will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere. In order to be classified as a “Special Industrial Company,” the approval of three governmental authorities in Israel is required.

Certain of Formula Israeli subsidiaries intend to apply the new incentives regime under Amendment 68 to its Approved Enterprises in Israel starting in 2014 and believe that they will qualify as an “Industrial Company” under the new law.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxes), 1969:

It is Formula’s management belief that some of its Israeli subsidiaries currently qualify as an "Industrial Company," within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). That Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, these Israeli subsidiaries are entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

4.	Foreign Exchange Regulations

Under the Foreign Exchange Regulations, some of Formula's Israeli subsidiaries calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. None-of Israeli income taxes, foreign withholding taxes nor deferred income taxes has been provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforwards:

Formula

Formula stand alone had cumulative losses for tax purposes as of December 31, 2013 totaling approximately $  68,640 (as of December 31, 2012, the amount was $  60,030), which can be carried forward and offset against taxable income in the future for an indefinite period,

Matrix

Matrix had cumulative losses for tax purposes as of December 31, 2013 totaling approximately $  33,700 (as of December 31, 2012, the amount was $  38,100), which can be carried forward and offset against taxable income in the future for an indefinite period,

Magic

As of December 31, 2013, Magic and its Israeli subsidiaries had operating loss carryforwards of $  12,412, which can be carried forward and offset against taxable income in the future for an indefinite period. Magic's subsidiaries in Europe had estimated total available tax loss carryforwards of $  5,252 as of December 31, 2013, to offset against future taxable income. Magic's subsidiaries in the U.S. had estimated total available tax loss carryforwards of $  2,835 as of December 31, 2013, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Sapiens

As of December 31, 2013, certain subsidiaries of Sapiens had tax loss carry-forwards totaling approximately $  45,912. Most of these carry-forward tax losses have no expiration date.

Formula, its subsidiaries and its affiliates have cumulative losses for tax purposes as of December 31, 2013 totaling approximately $  177,211 (as of December 31, 2012, the amount was $  188,600), of which $  146,927 was in respect of companies in Israel which can be carried forward and offset against taxable income in the future for an indefinite period, and approximately $  30,284 of which was in respect of companies abroad (as of December 31, 2012, that amount was $  26,000).

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on a consideration of these factors, the Company recorded a valuation allowance as detailed in Note 16(e) below.

d.	Income tax assessments:

Formula and its subsidiaries are routinely examined by various taxing authorities. Below is a summary of the income tax assessments of Formula, its subsidiaries and its affiliates:

Formula

Formula's tax years 2009 through 2013 remain subject to examination by the Israeli Tax Authorities.

Matrix

Matrix and its subsidiaries have received final tax assessments (or assessments that are deemed final) through the 2010 and 2009 tax years.

Magic

Magic (the Israeli entity) and its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2008. Non-Israeli subsidiaries of Magic are taxed according to the tax laws in their respective jurisdictions of domicile of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to adjustment for foreign tax credits) and foreign withholding taxes.

Sapiens

As of December 31, 2013, most of the Sapiens' Israeli subsidiaries are subject to Israeli income tax audits for the tax years 2008 through 2012, to U.S. federal income tax audits for the tax years of 2009 through 2013, and to other for the tax years of 2006 through 2013.

e.	Deferred tax assets and liabilities:

1.	Composition, net:

	December 31,
	2012	2013

Net operating losses carried forward	$44,822	$32,414
Allowances, reserves and intangible assets	(487)	3,409
Capitalized software costs	(3,140)	(1,723)
Differences in measurement basis (cash basis for tax purposes)	(6,770)	(6,104)

	34,425	27,996
Valuation allowance	(25,407)	(20,692)

Total	$9,018	$7,304

2.	Presentation in balance sheets:

	December 31,
	2012	2013

Other current assets (Note 17c)	$7,527	$4,876
Other non-current assets	13,618	13,152
Other current liabilities	(4,143)	(2,567)
Long-term liabilities	(7,984)	(8,157)

	$9,018	$7,304

f.	Income before taxes on income:

	Year ended December 31,
	2011	2012	2013

Domestic	$32,692	$37,430	$47,717
Foreign	10,258	12,893	7,582

Total	$42,950	$50,323	$55,299

g.	Income taxes included in the statements of income:

	Year ended December 31,
	2011	2012	2013
Current taxes:

Domestic	$8,351	$5,955	$5,474
Foreign	1,136	1,113	2,526

	9,487	7,068	8,000
Deferred taxes:

Domestic	(3,948)	(453)	2,464
Foreign	150	(32)	(1,538)

Deferred taxes, net	(3,798)	(485)	926

Taxes on income	$5,689	$6,583	$8,926

h.	Theoretical tax:

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2011	2012	2013

Income before income taxes, as per the statement of operations	$42,950	$50,323	$55,299

Statutory tax rate in Israel	24%	25%	25%

Theoretical tax expense	10,308	12,581	13,825
Reconciliation:
Non-deductible expenses	1,539	1,965	810
Effect of different tax rates	922	547	813
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	883	(761)	(183)
Effect of change in Israel tax rates	(1,606)	-	(677)
Prior year losses and temporary differences for which deferred taxes were recorded, net	(6,692)	(4,179)	(1,110)
Uncertain tax position	297	(1,260)	(3,560)
Taxes in respect of prior years	(707)	(2,456)	(638)
Other	745	146	(354)

Income taxes as per the statement of operations	$5,689	$6,583	$8,926

Effective tax rate - in %	13.2%	13.1%	16.1%

i.	Uncertain tax positions:

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2012	$4,181

Increase due to consolidation of Sapiens	1,566
Increase related to current year tax positions	66
Decrease related to prior years' tax positions	(401)

Settlements with tax authorities	(925)

Balance as of December 31, 2012	4,487

Increase due to deconsolidation of Sapiens	(634)
Increase related to current year tax positions
Decrease related to prior years' tax positions	(2,836)

Balance as of December 31, 2013	$1,017

The Group recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2011, 2012 and 2013, the amounts recognized, on a consolidated basis, for interest and penalties expenses related to uncertain tax positions were $ (154), $ 97 and $ 17, respectively. In addition, the Group's consolidated liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions was $  239 and $ 58 at December 31, 2012 and 2013, respectively, which is included within income tax accrual in the Group's consolidated balance sheets.

As of December 31, 2013, there was no uncertain tax positions for which it was reasonably possible that the total amount of the Group's unrecognized tax benefits would significantly increase or decrease within 12 months.

As of December 31, 2013, the entire amount of unrecognized tax benefit (i.e., $994) could affect the Group's income tax provision and the effective tax rate.